UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			FORM 13F



		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	September 30, 2000

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Walter F. Harrison, III
Address:		126 East 56th Street
		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  November 8, 2000


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total:	$521,703


List of Other Included Managers:

No. 13F File Number		Name




[C]







 WALTER F. HARRISON, III











            FORM 13F











   AS OF SEPTEMBER 30, 2000







                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III






(SEC USE ONLY)

Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:


Item 7:
Item 8:


Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion


Managers
Voting Authority (Shares)




Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As
Defined
(c) Shared

(a) Sole
(b) Shared
(c) None


















in Instr. V
Other




AG SERVICES OF AMERICA
    Common
001250109
 $         5,072,475
                                   287,800
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC
    Common
018804104
          10,397,025
                                   126,600
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP PFD
    Common
030990345
              823,382
                                   148,860
X


Walter Harrison
X


ANHTRACITE MORTGAGE CAPITAL INC
    Common
037023108
           3,288,188
                                   404,700
X


Walter Harrison
X


BANK NEW YORK INC
    Common
064057102
          50,507,828
                                   900,920
X


Walter Harrison
X


BENTLEY PHARMCEUTICALS
    Common
082657107
              107,500
                                     10,000
X


Walter Harrison
X


BRUNSWICK CORP
    Common
117043109
           2,312,275
                                   126,700
X


Walter Harrison
X


CAPITAL AUTOMOTIVE REIT
    Common
139733109
           8,713,900
                                   670,300
X


Walter Harrison
X


CAPITAL CROSSING BANK
    Common
140071101
           2,507,156
                                   284,500
X


Walter Harrison
X


CASINO DATA SYS
    Common
147583108
           4,876,515
                                   696,645
X


Walter Harrison
X


CITIZENS COMMUNICATIONS COMPANY
    Common
177342201
           4,986,656
                                   371,100
X


Walter Harrison
X


CNA FINANCIAL CORP
    Common
126117100
          16,009,538
                                   418,550
X


Walter Harrison
X


COMDISCO INC
    Common
200336105
           2,150,250
                                   112,800
X


Walter Harrison
X


COMPUTER ASSOC INTL INC.
    Common
204912109
          19,117,388
                                   759,003
X


Walter Harrison
X


CONVERGYS CORP
    Common
212485106
           5,648,538
                                   145,300
X


Walter Harrison
X


COOKER RESTAURANT CORP COM NEW
    Common
216284208
                  1,040
                                          832
X


Walter Harrison
X


CYBERONICS
    Common
23251P102
           5,668,075
                                   264,400
X


Walter Harrison
X


DVI INC
    Common
233343102
          13,584,869
                                   698,900
X


Walter Harrison
X


DELWEBB CORP
    Common
947423109
          11,527,350
                                   415,400
X


Walter Harrison
X


DIME BANCORP INC
    Common
25429Q102
           5,839,125
                                   270,800
X


Walter Harrison
X


ELECTROGLAS INC.
    Common
285324109
           5,326,913
                                   312,200
X


Walter Harrison
X


EQUITY INNS INC
    Common
294703103
           3,038,225
                                   458,600
X


Walter Harrison
X


EVEREST REINSURANCE
    Common
299808105
          17,859,600
                                   360,800
X


Walter Harrison
X


FEDL NATL MTGE ASSN
    Common
313586109
          37,928,963
                                   530,475
X


Walter Harrison
X


FIRSTAR CORP
    Common
33763V109
           3,582,148
                                   160,096
X


Walter Harrison
X


FIRST REPUBLIC BANCORP INC
    Common
33615F104
           6,998,038
                                   232,300
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)
     Class-A
345550107
          13,470,120
                                   374,170
X


Walter Harrison
X


GLOBALSTAR TELECOMMUNICATION
    Common
G3930H104
           3,864,000
                                   448,000
X


Walter Harrison
X


GENTEK INC
    Common
37245X104
           6,242,374
                                   409,336
X


Walter Harrison
X


GOOD GUYS INC
    Common
382091106
           4,130,000
                                   590,000
X


Walter Harrison
X


HCA-HEALTHCARE CO
    Common
404119109
           7,113,150
                                   191,600
X


Walter Harrison
X


HILTON HOTELS
    Common
432848109
           4,552,156
                                   393,700
X


Walter Harrison
X


HOLLINGER ITNL INC CL A
    Common
435569108
           6,983,075
                                   416,900
X


Walter Harrison
X


HOLLYWOOD.COM INC
    Common
089144109
           2,087,717
                                   346,150
X


Walter Harrison
X


HUDSON UNITED BANCORP
    Common
444165104
                59,781
                                       2,164
X


Walter Harrison
X


ITLA CAP CORP
    Common
450565106
           4,230,450
                                   285,600
X


Walter Harrison
X


INTEL CORP
    Common
458140100
          25,027,275
                                   602,160
X


Walter Harrison
X


LAKES GAMING
    Common
51206P109
           3,169,817
                                   367,515
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON
    Common
542307103
           2,197,750
                                   298,000
X


Walter Harrison
X


MAYORS JEWELERS INC
    Common
578462103
           1,306,875
                                   348,500
X


Walter Harrison
X


METTLER TOLEDO INTL
    Common
592688105
          11,734,800
                                   266,700
X


Walter Harrison
X


NTL Inc.
    Common
629407107
          13,485,042
                                   291,175
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC NY
    Common
659424105
          11,639,786
                                   538,256
X


Walter Harrison
X


OM GROUP INC
    Common
670872100
          11,320,688
                                   259,500
X


Walter Harrison
X


OCWEN FINANCIAL CORP
    Common
67574M106
           4,025,668
                                   685,220
X


Walter Harrison
X


PFF BANCORP
    Common
69331W104
           3,999,825
                                   183,900
X


Walter Harrison
X


PARK PLACE ENTERTAINMENT CORP
    Common
700690100
          28,587,173
                                 1,890,061
X


Walter Harrison
X


PETROLEUM GEO-SVCS A/S
    Common-ADR
716597109
           6,691,275
                                   387,900
X


Walter Harrison
X


PHILIP MORRIS CO INC (HLDG CO)
    Common
718154107
           7,569,853
                                   257,150
X


Walter Harrison
X


PHOTRONICS
    Common
719405102
           1,182,238
                                     54,200
X


Walter Harrison
X


QUEENS CNTY BANCORP INC
    Common
748242104
           2,821,088
                                     97,700
X


Walter Harrison
X


RADIAN GROUP INC(CMAC)
    Common
750236101
          16,335,000
                                   242,000
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
    Common
756240305
              982,987
                                   331,117
X


Walter Harrison
X


REDWOOD TRUST INC
    Common
758075402
          10,864,237
                                   712,409
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A
     Class-A
761695105
          23,599,575
                                 1,187,400
X


Walter Harrison
X


RESOURCES BANSHARES MTG GROUP INC
    Common
761197102
           2,178,313
                                   383,000
X


Walter Harrison
X


RFS HOTEL INVESTORS INC
    Common
74955J108
           9,887,900
                                   783,200
X


Walter Harrison
X


STILWELL FINANCIAL INC
    Common
860831106
           7,899,600
                                   181,600
X


Walter Harrison
X


STRAWBRIDGE & CLOTHIER
    Common
863200101
                       -
                                     73,578
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD
    Common
881624209
           9,865,675
                                   134,800
X


Walter Harrison
X


WMS INDS INC
    Common
929297109
           4,725,000
                                   210,000
X


Walter Harrison
X


























TOTAL


 $     521,703,223